Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill
9.	GOODWILL

The changes in the carrying amount of goodwill were as follows:

RMB
Balance as of December 31, 2016	943,922
Foreign exchange effect	(4,206)

Balance as of March 31, 2017	939,716

	Utility Products and Related Services	Mobile Entertainment	Others	Total
	RMB	RMB	RMB	RMB
Balance as of March 31, 2017	541,543	398,173	—	939,716
Goodwill acquired in business combinations	—	—	12,928	12,928
Deconsolidation of a subsidiary	—	(278,131)	—	(278,131)
Foreign exchange effect	(22,958)	(17,398)	—	(40,356)

Balance as of December 31, 2017	518,585	102,644	12,928	634,157
Deconsolidation of subsidiaries	(38,579)	—	(2,566)	(41,145)
Foreign exchange effect	20,724	4,101	—	24,825

Balance as of December 31, 2018	500,730	106,745	10,362	617,837

Balance as of December 31, 2018 in US$	72,828	15,526	1,507	89,861